SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 6,606	$ 7,063
Portion of Long term debt reclassified		34	911
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 4,229	5,207
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate		2.60%
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate		4.45%
Long-term debt from banks in NIS bears interest of Prime rate [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	[1]	$ 843	1,856
Annual interest rate		2.75%
Short term credit from others [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		$ 1,534
Annual interest rate		4.15%

[1]	The amounts of $ 34 and $ 911 have been classified from long term debt as of December 31, 2018 and December 31, 2017, respectively since the Company is not in compliance with its banks covenants as of those dates..